Retirement and pension plans (Other changes recognized in other comprehensive income) (Details) (Defined benefit plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 1,961
Amortization of loss	(317)
Amortization of prior service cost	2
Settlement loss	(1,322)
Total recognized in other comprehensive (loss) income	324
Total recognized in net pension expense and other comprehensive (loss) income (before tax effects)	$ 2,164